Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 31, 2016
Registrant Name	ALGER INSTITUTIONAL FUNDS
Central Index Key	0000911415
Amendment Flag	false
Document Creation Date	May 31, 2016
Document Effective Date	Jun. 01, 2016
Prospectus Date	Mar. 01, 2016
Alger Capital Appreciation Institutional Fund | Alger Capital Appreciation Institutional Fund Class I
Prospectus:
Trading Symbol	ALARX
Alger Capital Appreciation Institutional Fund | Alger Capital Appreciation Institutional Fund Class R
Prospectus:
Trading Symbol	ACARX
Alger Mid Cap Growth Institutional Fund | Alger Mid Cap Growth Institutional Fund Class I
Prospectus:
Trading Symbol	ALMRX
Alger Mid Cap Growth Institutional Fund | Alger Mid Cap Growth Institutional Fund Class R
Prospectus:
Trading Symbol	AGIRX
Class I Prospectus | Alger Capital Appreciation Focus Fund | Alger Capital Appreciation Focus Fund Class I
Prospectus:
Trading Symbol	ALGRX
Class Z Prospectus | Alger Capital Appreciation Focus Fund | Alger Capital Appreciation Focus Fund Class Z
Prospectus:
Trading Symbol	ALZFX
Class A and C Prospectus | Alger Capital Appreciation Focus Fund | Alger Capital Appreciation Focus Fund Class A
Prospectus:
Trading Symbol	ALAFX
Class A and C Prospectus | Alger Capital Appreciation Focus Fund | Alger Capital Appreciation Focus Fund Class C
Prospectus:
Trading Symbol	ALCFX